Cash and Cash Equivalents - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	[2]	Dec. 31, 2015 MXN ($)
Cash and cash equivalents1 [line items]
Cash and cash equivalents	$ 62,047	$ 3,160		$ 96,944	[2]	$ 4,937		$ 43,637		$ 29,396
Venezuela [member]
Cash and cash equivalents1 [line items]
Cash and cash equivalents				$ 170

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1